Label	Element	Value
Pacer Swan SOS Conservative (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Conservative (October) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Pacer Swan SOS Conservative (October) ETF (PSCQ) (the “Fund”) Supplement dated October 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Objective [Heading]	rr_ObjectiveHeading	Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Conservative (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 7.56% (before fees and expenses of the Fund) and 6.81% (after fees and expenses of the Fund), while providing a buffer against Underlying ETF losses between 5% and 30% over the period from October 1, 2021 to September 30, 2022.
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
October 1, 2021	September 30, 2022	5% to 30%	7.56%	6.81%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Conservative (October) ETF | Pacer Swan SOS Conservative (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSCQ
Pacer Swan SOS Moderate (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Moderate (October) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Pacer Swan SOS Moderate (October) ETF (PSMO) (the “Fund”) Supplement dated October 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Objective [Heading]	rr_ObjectiveHeading	Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Moderate (October) ETF (the “Fund”) seeks to provide investors with returns that, before fees and expenses of the Fund, match those of the SPDR® S&P 500® ETF Trust (“the Underlying ETF”) up to a predetermined upside cap of 9.07% (before fees and expenses of the Fund) and 8.32% (after fees and expenses of the Fund), while providing a buffer against the first 15% of Underlying ETF losses, over the period from October 1, 2021 to September 30, 2022.
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
October 1, 2021	September 30, 2022	15%	9.07%	8.32%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Moderate (October) ETF | Pacer Swan SOS Moderate (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSMO
Pacer Swan SOS Flex (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Pacer Swan SOS Flex (October) ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Pacer Swan SOS Flex (October) ETF (PSFO) (the “Fund”) Supplement dated October 1, 2021 to the Prospectus dated December 23, 2020, as previously supplemented
Objective [Heading]	rr_ObjectiveHeading	Effective immediately, the Fund’s “Investment Objective” in the Summary Section of the Prospectus is deleted and replaced with the following:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Pacer Swan SOS Flex (October) ETF (the “Fund”) seeks to provide investors with returns that match those of the SPDR® S&P 500® ETF Trust (the “Underlying ETF”) up to a predetermined upside cap of 12.98% (before fees and expenses of the Fund) and 12.23% (after fees and expenses of the Fund), while providing a buffer against the first 20% of Underlying ETF losses with the benefits of such buffer declining from 20% to 0% for Underlying ETF losses between 20% and 40%, over the period from October 1, 2021 to September 30, 2022.
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following table replaces the table located in “Principal Investment Strategies of the Fund” in the Fund’s Summary Section of the Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Investment Period Start	Investment Period End	Full Buffer	Fading Buffer	Cap (before Fund fees and expenses)	Cap (after Fund fees and expenses)
October 1, 2021	September 30, 2022	20%	20% to 40%	12.98%	12.23%

Supplement Closing [Text Block]	ck0001616668_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Pacer Swan SOS Flex (October) ETF | Pacer Swan SOS Flex (October) ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PSFO